Contributed equity - Additional Information (Detail)				6 Months Ended
	Dec. 02, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Sep. 04, 2024 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 AUD ($)	Dec. 10, 2025 shares	Jul. 25, 2025 $ / shares shares	May 01, 2022
Disclosure of classes of share capital [line items]
Number of shares issued | shares							219,841,000	1,057,000
Proceeds from issuing other equity instruments		$ 1,397,016
Fully paid ordinary shares par value | $ / shares
Number of shares represented by one depositary receipt	500	500						500	500
Aggregate Offering					$ 35,000,000
Increase Of Aggregate Offering Price			$ 50,000,000
Par value per share | $ / shares
At The Market Offering Remaining Capacity					$ 35,190,000
Proceeds from issuing shares				$ 53,735,958		$ 8,561,589
Private Placement of Equity Securities [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	4,530,854,000	14,204,500
Fully paid ordinary shares par value | $ / shares	$ 0.01	$ 0.0176
Par value per share | $ / shares	$ 0.01	$ 0.0176
Proceeds from issuing shares	$ 46,510,000	$ 1,800,000